Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Salaries and employee benefits	$ 99,778	$ 84,555
Share-based compensation (note 21)	9,408	9,669
Personnel expenses	$ 109,186	$ 94,224